UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—13.0%
Auto Components—1.4%
Dorman Products, Inc.[1]	212,870	$10,498,748
Gentherm, Inc.[1]	450,770	20,036,727

		30,535,475

Diversified Consumer Services—1.5%
Bright Horizons Family Solutions, Inc.[1]	126,758	5,442,989
Grand Canyon Education, Inc.[1]	348,610	16,025,602
LifeLock, Inc.[1]	797,140	11,128,074

		32,596,665

Hotels, Restaurants & Leisure—5.2%
Buffalo Wild Wings, Inc.[1]	281,490	46,645,708
Chuy’s Holdings, Inc.[1]	454,690	16,505,247
Fiesta Restaurant Group, Inc.[1]	596,640	27,690,062
Red Robin Gourmet Burgers, Inc.[1]	369,950	26,340,440

		117,181,457

Household Durables—0.6%
GoPro, Inc., Cl. A1	346,274	14,041,411

Internet & Catalog Retail—0.3%
RetailMeNot, Inc.[1]	219,140	5,831,315

Media—0.7%
MDC Partners, Inc., Cl. A	756,260	16,252,028

Specialty Retail—1.3%
Lithia Motors, Inc., Cl. A	312,448	29,391,983

Textiles, Apparel & Luxury Goods—2.0%
Deckers Outdoor Corp.[1]	164,200	14,175,386
G-III Apparel Group Ltd.[1]	173,702	14,184,505
Skechers U.S.A., Inc., Cl. A1	361,102	16,502,362

		44,862,253

	Shares	Value
Consumer Staples—2.6%
Beverages—0.5%
Boston Beer Co., Inc. (The), Cl. A1	45,160	$10,094,163

Food Products—2.1%
Boulder Brands, Inc.[1]	963,600	13,663,848
J&J Snack Foods Corp.	137,593	12,950,253
Sanderson Farms, Inc.	118,519	11,520,047
SunOpta, Inc.[1]	666,424	9,383,250

		47,517,398

Energy—6.6%
Energy Equipment & Services—2.3%
C&J Energy Services, Inc.[1]	512,237	17,303,366
Dril-Quip, Inc.[1]	103,880	11,347,851
Forum Energy Technologies, Inc.[1]	369,947	13,477,169
Matrix Service Co.[1]	336,145	11,022,195

		53,150,581

Oil, Gas & Consumable Fuels—4.3%
Athlon Energy, Inc.[1]	511,060	24,377,562
Diamondback Energy, Inc.[1]	421,090	37,392,792
Matador Resources Co.[1]	447,580	13,105,142
Oasis Petroleum, Inc.[1]	244,140	13,644,985
Parsley Energy, Inc., Cl. A1	301,003	7,245,142

		95,765,623

Financials—5.6%
Capital Markets—1.8%
Artisan Partners Asset Management, Inc., Cl. A	269,570	15,279,228
Evercore Partners, Inc., Cl. A	401,260	23,128,626
HFF, Inc., Cl. A	56,041	2,084,165

		40,492,019

Commercial Banks—3.5%
Bank of the Ozarks, Inc.	548,270	18,339,632
Signature Bank[1]	239,189	30,180,868
South State Corp.	200,681	12,241,541

1 OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
Square 1 Financial, Inc., Cl. A1	59,130	$1,124,061
Western Alliance Bancorp[1]	717,050	17,065,790

		78,951,892

Real Estate Investment Trusts (REITs)—0.3%
Pebblebrook Hotel Trust	151,357	5,594,154

Health Care—18.3%
Biotechnology—2.8%
Cepheid, Inc.[1]	371,030	17,787,178
Cubist Pharmaceuticals, Inc.[1]	323,690	22,600,036
InterMune, Inc.[1]	217,190	9,588,938
NPS Pharmaceuticals, Inc.[1]	390,730	12,913,627

		62,889,779

Health Care Equipment & Supplies—6.2%
Cantel Medical Corp.	243,643	8,922,207
Cardiovascular Systems, Inc.[1]	361,520	11,264,963
DexCom, Inc.[1]	528,938	20,977,681
Globus Medical, Inc., Cl. A1	1,004,880	24,036,730
Insulet Corp.[1]	433,230	17,186,234
Spectranetics Corp.[1]	747,870	17,111,266
West Pharmaceutical Services, Inc.	402,440	16,974,919
Wright Medical Group, Inc.[1]	469,500	14,742,300
Zeltiq Aesthetics, Inc.[1]	541,750	8,229,182

		139,445,482

Health Care Providers & Services—5.8%
Acadia Healthcare Co., Inc.[1]	546,963	24,886,816
Centene Corp.[1]	339,970	25,705,132
ExamWorks Group, Inc.[1]	513,370	16,289,230
LifePoint Hospitals, Inc.[1]	256,553	15,931,941
MWI Veterinary Supply, Inc.[1]	114,519	16,260,553

	Shares	Value
Health Care Providers & Services (Continued)
Team Health Holdings, Inc.[1]	616,780	$30,801,993

		129,875,665

Life Sciences Tools & Services—1.0%
ICON plc[1]	471,880	22,230,267

Pharmaceuticals—2.5%
Akorn, Inc.[1]	954,124	31,724,623
Pacira Pharmaceuticals, Inc.[1]	258,280	23,725,601

		55,450,224

Industrials—19.6%
Aerospace & Defense—3.1%
Curtiss-Wright Corp.	266,670	17,482,885
HEICO Corp.	475,935	24,720,064
Hexcel Corp.[1]	646,630	26,447,167

		68,650,116

Airlines—0.5%
Allegiant Travel Co., Cl. A	92,704	10,917,750

Building Products—0.8%
A.O. Smith Corp.	370,620	18,375,340

Commercial Services & Supplies—1.9%
Mobile Mini, Inc.	910,510	43,604,324

Electrical Equipment—0.5%
Generac Holdings, Inc.[1]	235,260	11,466,572

Machinery—5.7%
Greenbrier Cos., Inc. (The)[1]	284,690	16,398,144
Middleby Corp. (The)[1]	589,230	48,741,105
Proto Labs, Inc.[1]	357,949	29,323,182
Wabtec Corp.	386,530	31,923,513

		126,385,944

Professional Services—4.0%
Huron Consulting
Group, Inc.[1]	397,580	28,156,615
Korn/Ferry International[1]	571,700	16,790,829
On Assignment, Inc.[1]	1,277,080	45,425,736

		90,373,180

2 OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Road & Rail—1.0%
Genesee & Wyoming, Inc., Cl. A1	203,010	$21,316,050

Trading Companies & Distributors—2.1%
H&E Equipment Services, Inc.[1]	1,285,396	46,711,291

Information Technology—27.1%
Communications Equipment—0.1%
Arista Networks, Inc.[1]	21,240	1,325,164

Electronic Equipment, Instruments, & Components—1.0%
Methode Electronics, Inc.	617,510	23,595,057

Internet Software & Services—10.2%
ChannelAdvisor Corp.[1]	477,249	12,580,284
Cornerstone OnDemand, Inc.[1]	687,856	31,655,133
CoStar Group, Inc.[1]	259,590	41,059,350
Demandware, Inc.[1]	341,200	23,669,044
Envestnet, Inc.[1]	461,200	22,561,904
Pandora Media, Inc.[1]	739,480	21,814,660
Shutterstock, Inc.[1]	315,050	26,142,849
SPS Commerce, Inc.[1]	207,550	13,115,084
Web.com Group, Inc.[1]	710,299	20,506,332
Yelp, Inc.[1]	199,160	15,271,589

		228,376,229

IT Services—0.9%
MAXIMUS, Inc.	464,640	19,988,813

Semiconductors & Semiconductor Equipment—2.8%
Cavium, Inc.[1]	410,720	20,396,355
Monolithic Power Systems, Inc.	756,050	32,018,718
Spansion, Inc., Cl. A1	538,060	11,336,924

		63,751,997

Software—11.2%
Aspen Technology, Inc.[1]	930,120	43,157,568

	Shares	Value
Software (Continued)
Guidewire Software, Inc.[1]	1,022,222	$41,563,546
Interactive Intelligence Group, Inc.[1]	442,710	24,849,312
Proofpoint, Inc.[1]	553,460	20,732,612
ServiceNow, Inc.[1]	331,010	20,509,380
Tableau Software, Inc., Cl. A1	346,340	24,704,432
Tyler Technologies, Inc.[1]	312,060	28,462,993
Ultimate Software Group, Inc. (The)[1]	333,502	46,079,971

		250,059,814

Technology Hardware, Storage & Peripherals—0.9%
Stratasys Ltd.[1]	169,330	19,240,968

Materials—5.0%
Chemicals—1.5%
PolyOne Corp.	810,840	34,168,798

Construction Materials—1.8%
Caesarstone Sdot-Yam Ltd.	322,380	15,822,410
Eagle Materials, Inc.	247,710	23,354,099

		39,176,509

Metals & Mining—1.7%
Carpenter Technology Corp.	336,480	21,282,360
US Silica Holdings, Inc.	319,694	17,723,835

		39,006,195

Total Common Stocks (Cost $1,588,710,391)		2,188,639,945

3 OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Investment Company—2.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $55,088,286)	55,088,286	$55,088,286

Total Investments, at Value (Cost $1,643,798,677)	100.3%	2,243,728,231
Net Other Assets (Liabilities)	(0.3)	(6,639,039)

Net Assets	100.0%	$2,237,089,192

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2013	Gross Additions	Gross Reductions	Shares June 30, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	23,550,256	713,614,842	682,076,812	55,088,286

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$55,088,286	$38,991

3.	Rate shown is the 7-day yield as of June 30, 2014.

4 OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

Oppenheimer Discovery Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is

5 OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a

6 OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7 OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of June 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$290,692,587	$—	$—	$290,692,587
Consumer Staples	57,611,561	—	—	57,611,561
Energy	148,916,204	—	—	148,916,204
Financials	125,038,065	—	—	125,038,065
Health Care	409,891,417	—	—	409,891,417
Industrials	437,800,567	—	—	437,800,567
Information Technology	606,338,042	—	—	606,338,042
Materials	112,351,502	—	—	112,351,502
Investment Company	55,088,286	—	—	55,088,286

Total Assets	$2,243,728,231	$—	$—	$2,243,728,231

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,648,780,591

Gross unrealized appreciation	$616,988,509
Gross unrealized depreciation	(22,040,869)

Net unrealized appreciation	$594,947,640

8 OPPENHEIMER DISCOVERY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/8/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/8/2014